Financial risk management and financial instruments, Maximum Exposure to Credit Risk (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	[1]	Oct. 31, 2018	[1]
Exposure to Credit Risk [Abstract]
Trade receivables (gross)	$ 724.8	$ 610.5
Cash and cash equivalents	558.4	737.2	$ 355.7		$ 620.9
Credit Risk [Member]
Exposure to Credit Risk [Abstract]
Trade receivables (gross)	738.8	628.4
Cash and cash equivalents	558.4	737.2
Total	$ 1,297.2	$ 1,365.6

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.